WARRANTS	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 13. WARRANTS

On April 12, 2010, the Company issued 748,030 warrants to purchase 748,030 shares of Common Stock at $0.085 per share expiring on April 11, 2015. The warrants were issued in exchange for financial advisory services to be provided from the period from April 11, 2010 until Sep 30, 2010. The total fair value of the warrants has been estimated to be $262,090 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 103.86%, risk-free interest rate of 3%, and an expected life of 5 years. The company recorded $262,090 in stock based compensation for the year ended September 30, 2010 (2009- $73,725). No income tax benefit has been realized as a result of warrant amortization expenses during 2010 and 2009. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss. As at September 30, 2013 there were 1,508,030 (were 7,540,150 before 1 for 5 reverse split) warrants issued and outstanding.

On January 9, 2012, the Company issued 30,000 warrants to purchase 30,000 shares of Common Stock at $0.075 per share expiring on June 30, 2014. On September 13, 2011, the Company issued 50,000 warrants to purchase 50,000 shares of Common Stock at $0.075 per share expiring on June 30, 2014.

On September 24, 2014 and September 25 2014, the Company issued 200,000 warrants to purchase 200,000 shares of Common Stock at $0.25 per share expiring on September 24 and 25, 2016 respectively. The total fair value of the warrants has been estimated to be $39,969 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 479.35%, risk-free interest rate of 1.08% and 1.03% respectively, and an expected life of 2 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

On October 7, 2014 the Company issued 100,000 warrants to purchase 100,000 shares of Common Stock at $0.25 per share expiring on October 7, 2016. The total fair value of the warrants has been estimated to be $19,984 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 479.35%, risk-free interest rate of 0.98%, and an expected life of 2 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

On January 20, 2015, January 29, 2015 and February 3, 2015, the Company issued 335,850 warrants to purchase 335,850 shares of Common Stock at $0.25 per share expiring on January 20, 2018 and February 3, 2018 respectively. The total fair value of the warrants has been estimated to be $101,694 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 392.60%, risk-free interest rate of 0.85%, 0.84% and 0.85% respectively, and an expected life of 3 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

On April 21, 2015 the Company issued 629,030 warrants to purchase 629,030 shares of Common Stock at $0.25 per share expiring on April 21, 2018. The total fair value of the warrants has been estimated to be $220,058 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 398.43%, risk-free interest rate of 0.86%, and an expected life of 3 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

On August 4, 2015, September 17, 2015, September 25, 2015 and September 29, 2015, the Company issued 409,775 warrants to purchase 409,775 shares of Common Stock at $0.30 per share expiring on August 4, September 17, 25 and 29, 2018 respectively. The total fair value of the warrants has been estimated to be $144,176 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 393.93%, 334.50%, 333.91%, 332.95%, risk-free interest rate of 1.08%, 1.00%, 1.00% and 0.92% respectively, and an expected life of 3 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

On November 12, 2015, the Company issued 15,000 warrants to purchase 15,000 shares of Common Stock at $0.3 per share expiring on November 12, 2018. The total fair value of the warrants has been estimated to be $5,830 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 333.42%, risk-free interest rate of 1.24%, and an expected life of 3 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

On February 8, 2016, February 11, 2016, and February 23, 2016, the Company issued 215,000 warrants to purchase 215,000 shares of Common Stock at $0.28 per share expiring on February 8, 11, and 23, 2019 respectively. The total fair value of the warrants has been estimated to be $69,052 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 296.48%, 296.52%, 297.93%, risk-free interest rate of 0.83%, 0.81%, and 0.90% respectively, and an expected life of 3 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

On April 5, 2016, the Company issued 193,415 warrants to purchase 193,415 shares of Common Stock at $0.3 per share expiring on April 5, 2019. The total fair value of the warrants has been estimated to be $45,065 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 191.15%, risk-free interest rate of 0.85%, and an expected life of 3 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

On May 3, 2016, May 9, 2016, and May 13, 2016, the Company issued 277,645 warrants to purchase 277,645 shares of Common Stock at $0.30 per share expiring on May 3, 9, and 13, 2019 respectively. The total fair value of the warrants has been estimated to be $74,331 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 179.30%, 174.31%, 174.49%, risk-free interest rate of 0.92%, 0.86%, and 0.91% respectively, and an expected life of 3 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

On June 3, 2016, June 10, 2016, and June 16, 2016, the Company issued 440,000 warrants to purchase 440,000 shares of Common Stock at $0.30 per share expiring on June 3, 10, and 16, 2019 respectively. The total fair value of the warrants has been estimated to be $122,966 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 172.45%, 172.57%, 172.16%, risk-free interest rate of 0.92%, 0.87%, and 0.81% respectively, and an expected life of 3 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

On July 11, 2016, July 12, 2016, and July 15, 2016, the Company issued 258,135 warrants to purchase 258,135 shares of Common Stock at $0.30 per share expiring on July 11, 12, and 15, 2019 respectively. The total fair value of the warrants has been estimated to be $90,583 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 168.80%, 168.80%, 168.80%, risk-free interest rate of 0.77%, 0.81%, and 0.87% respectively, and an expected life of 3 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

On August 9, 2016, August 10, 2016, and August 16, 2016, the Company issued 259,775 warrants to purchase 259,775 shares of Common Stock at $0.30 per share expiring on August 9, 10, and 16, 2019 respectively. The total fair value of the warrants has been estimated to be $76,138 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 167.16%, 167.09%, 165.14%, risk-free interest rate of 0.84%, 0.80%, and 0.87% respectively, and an expected life of 3 years.

On September 12, 2016, September 20, 2016, September 23, 2016, September 26, 2016, and September 30, 2016, the Company issued 276,655 warrants to purchase 276,655 shares of Common Stock at $0.30 per share expiring on September 12, 20, 23, 26 and 30, 2018 respectively. The total fair value of the warrants has been estimated to be $82,795 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 161.47%, 161.18%, 161.32%, 161.36%, 161.23%, risk-free interest rate of 0.92%, 0.93%, 0.90%, 0.87% and 0.88% respectively, and an expected life of 3 years. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

Additional details regarding warrant activity and warrants outstanding as of September 30, 2016, 2015 and 2014 are seen in the table below.

Issue Date	No. of Warrants Issued	Exercise Price ($)	Share Price on Grant Date ($)	Expiry Date	Remaining Contractual Life (Years)

4/1/2009	600,000	0.03	0.020	3/31/2014	0
4/12/2010	748,030	0.085	0.050	4/11/2015	0
8/3/2011	80,000	0.075	0.040	6/30/2014	0
9/13/2011	50,000	0.075	0.050	6/30/2014	0
1/9/2012	30,000	0.075	0.050	6/30/2014	0
Balance as at September 30, 2012 and 2013	1,508,030			Weighted Average Contractual Life (Years)	0

9/24/2014	100,000	0.25	0.20	9/24/2016	0
9/25/2014	100,000	0.25	0.20	9/25/2016	0
Balance as at September 30, 2014	948,030			Weighted Average Contractual Life (Years)	0

10/7/2014	100,000	0.25	0.20	10/7/2016	0.02
1/20/2015	50,000	0.25	0.32	1/20/2018	1.30
1/29/2015	160,850	0.25	0.30	1/29/2018	1.33
2/3/2015	125,000	0.25	0.30	2/3/2018	1.34
4/21/2015	629,030	0.25	0.35	4/21/2018	1.55
8/4/2015	9,775	0.30	0.35	8/4/2018	1.83
9/17/2015	125,000	0.30	0.30	9/17/2018	1.96
9/25/2015	125,000	0.30	0.35	9/25/2018	1.98
9/29/2015	150,000	0.30	0.40	9/29/2018	1.99
Balance as at September 30, 2015	1,674,655			Weighted Average Contractual Life (Years)	2.33

11/12/2015	15,000	0.30	0.39	11/12/2018	2.11
2/08/2016	15,000	0.28	0.28	2/08/2019	2.38
2/11/2016	150,000	0.28	0.33	2/11/2019	2.38
2/23/2016	50,000	0.28	0.32	2/23/2019	2.40
4/05/2016	193,415	0.30	0.26	4/05/2019	2.54
5/03/2016	56,500	0.30	0.30	5/03/2019	2.55
5/09/2016	206,145	0.30	0.31	5/09/2019	2.55
5/13/2016	15,000	0.30	0.28	5/13/2019	2.62
6/03/2016	140,000	0.30	0.28	6/03/2019	2.67
6/10/2016	180,000	0.30	0.34	6/10/2019	2.67
6/16/2016	120,000	0.30	0.34	6/16/2019	2.68
7/11/2016	193,355	0.30	0.40	7/11/2019	2.80
7/12/2016	25,780	0.30	0.40	7/12/2019	2.80
7/15/2016	39,000	0.30	0.40	7/15/2019	2.80
8/09/2016	193,380	0.30	0.34	8/09/2019	2.88
8/10/2016	12,895	0.30	0.34	8/10/2019	2.88
8/16/2016	53,500	0.30	0.34	8/16/2019	2.89
9/12/2016	51,565	0.30	0.37	9/12/2019	2.96
9/20/2016	167,590	0.30	0.35	9/20/2019	2.98
9/23/2016	7,500	0.30	0.32	9/23/2019	2.98
9/26/2016	15,000	0.30	0.32	9/26/2019	2.99
9/30/2016	35,000	0.30	0.35	9/30/2019	3.00
Balance as at September 30, 2016	3,410,280			Weighted Average Contractual Life (Years)	2.18